Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	12
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$336,297,302.89	0.6739425	$297,429,128.16	0.5960504	$38,868,174.73
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$1,011,527,302.89	0.6693404	$972,659,128.16	0.6436208	$38,868,174.73

Weighted Avg. Coupon (WAC)	3.95%		3.95%
Weighted Avg. Remaining Maturity (WARM)	46.11		45.25
Pool Receivables Balance	$1,067,601,602.55		$1,026,330,399.17
Remaining Number of Receivables	71,134		69,934

Adjusted Pool Balance	$1,053,674,273.84		$1,013,186,591.83

III. COLLECTIONS

Principal:
Principal Collections					$39,918,596.37
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$735,145.55
Total Principal Collections					$40,653,741.92

Interest:
Interest Collections					$3,472,771.76
Late Fees & Other Charges					$69,184.09
Interest on Repurchase Principal					$-
Total Interest Collections					$3,541,955.85

Collection Account Interest					$309.24
Reserve Account Interest					$63.94
Servicer Advances					$-

Total Collections					$44,196,070.95

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	12
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$44,196,070.95
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$51,977,870.15
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$889,668.00		$889,668.00	$889,668.00
Collection Account Interest					$309.24
Late Fees & Other Charges					$69,184.09
Total due to Servicer					$959,161.33

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$112,099.10		$112,099.10
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$403,197.77		$403,197.77	$403,197.77

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$42,755,788.01

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$38,868,174.73

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$38,868,174.73
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$38,868,174.73		$38,868,174.73
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$38,868,174.73

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,887,613.28

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,927,328.71
Beginning Period Amount	$13,927,328.71
Current Period Amortization	$783,521.37
Ending Period Required Amount	$13,143,807.34
Ending Period Amount	$13,143,807.34
Next Distribution Date Amount	$12,385,754.33

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	September 2013
Distribution Date	10/15/13
Transaction Month	12
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$42,146,970.95	$40,527,463.67	$40,527,463.67
Overcollateralization as a % of Original Adjusted Pool		2.71%	2.60%	2.60%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.77%	69,075	98.44%	$1,010,365,342.56
30 - 60 Days	0.97%	680	1.22%	$12,551,968.54
61 - 90 Days	0.20%	143	0.27%	$2,763,997.19
91 + Days	0.05%	36	0.06%	$649,090.88
		69,934		$1,026,330,399.17
Total
Delinquent Receivables 61 + days past due	0.26%	179	0.33%	$3,413,088.07
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	170	0.31%	$3,269,214.93
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	168	0.29%	$3,236,488.36
Three-Month Average Delinquency Ratio	0.24%		0.31%

Repossession in Current Period		57		$1,108,451.02
Repossession Inventory		82		$877,344.96

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,352,607.01
Recoveries				$(735,145.55)
Net Charge-offs for Current Period				$617,461.46

Beginning Pool Balance for Current Period				$1,067,601,602.55

Net Loss Ratio				0.69%
Net Loss Ratio for 1st Preceding Collection Period				0.78%
Net Loss Ratio for 2nd Preceding Collection Period				0.37%
Three-Month Average Net Loss Ratio for Current Period				0.61%

Cumulative Net Losses for All Periods				$5,867,923.90
Cumulative Net Losses as a % of Initial Pool Balance				0.37%

Principal Balance of Extensions				$4,708,377.61
Number of Extensions				244

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